Short-Term Investments (Tables)	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Contractual Maturities of Available-for-sale Securities	The following table summarizes contractual maturities of
available-for-sale
securities as of September 30, 2025 (in thousands):

	Amortized Cost	Estimated Fair Value
Due in one year or less	$2,309	$2,309
Due after one year through five years	—	—
Due after five years	1,003	1,003

Total Investments	$3,312	$3,312